Label	Element	Value
Lord Abbett Micro-Cap Value Fund
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LORD ABBETT SECURITIES TRUST
Lord Abbett Micro Cap Value Fund
Supplement dated April 4, 2019 to the
Summary Prospectus, Prospectus, and Statement of Additional Information,
each dated March 1, 2019, as supplemented thereafter

This supplement updates certain information contained in Lord Abbett Micro Cap Value Fund’s (the “Fund”) summary prospectus, prospectus, and statement of additional information (“SAI”). Please review this important information carefully.

On April 3, 2019, the Board of Trustees for Lord Abbett Securities Trust (the “Board”) approved the following changes to the Fund’s name, principal investment strategies and risks, non-principal investments, share classes and fees and expenses. These changes are expected to take effect July 1, 2019.

Fees and Expenses

The Board approved the following changes to the Fund’s fees and expenses, as reflected in the fee table below:

•	a decrease in the Fund’s contractual management fee rate from 1.50% to 0.80%;
•	an expense limitation agreement under which Lord, Abbett & Co. LLC (“Lord Abbett”) will agree to waive all or a portion of its management and administrative services fees and reimburse the Fund’s other expenses to the extent necessary to limit total net annual operating expenses, excluding 12b-1 fees, acquired fund fees and expenses, interest-related expenses, taxes, expenses related to litigation and potential litigation, and extraordinary expenses, to an annual rate of 1.03% for each class other than Class F3 and R6, and to an annual rate of 0.95% for each of Class F3 and R6 for a twelve-month period from the effective date of the changes;
•	a 12b-1 fee of 0.25% assessed on purchases of Class A shares of the Fund; and
•	an expense limitation agreement under which Lord Abbett Distributor LLC agrees to waive the Fund’s 0.10% 12b-1 fee for Class F shares for a 12-month period.

Shareholder Fees(1) (Fees paid directly from your investment)

Class	A	C	F, F3, I, R2, R3, R4, R5, and R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	None(2)	1.00%(3)	None

Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

Class	A	C	F		F3	I
Management Fees	0.80%	0.80%	0.80%		0.80%	0.80%
Distribution and Service (12b-1) Fees	0.25%	1.00%	0.10%		None	None
Other Expenses(4)	0.25%	0.25%	0.25%		0.17%	0.25%
Total Annual Fund Operating Expenses	1.30%	2.05%	1.15%		0.97%	1.05%
Fee Waiver and/or Expense Reimbursement(5)	(0.02)%	(0.02)%	(0.12)%	(6)	(0.02)%	(0.02)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(5)	1.28%	2.03%	1.03%	(6)	0.95%	1.03%

Annual Fund Operating Expenses (continued)
(Expenses that you pay each year as a percentage of the value of your investment)

Class	R2	R3	R4	R5	R6
Management Fees	0.80%	0.80%	0.80%	0.80%	0.80%
Distribution and Service (12b-1) Fees	0.60%	0.50%	0.25%	None	None
Other Expenses(4)	0.25%	0.25%	0.25%	0.25%	0.17%
Total Annual Fund Operating Expenses	1.65%	1.55%	1.30%	1.05%	0.97%
Fee Waiver and/or Expense Reimbursement(5)	(0.02)%	(0.02)%	(0.02)%	(0.02)%	(0.02)%
Total Annual Fund Operating Expenses After Fee
Waiver and/or Expense Reimbursement(5)	1.63%	1.53%	1.28%	1.03%	0.95%

(1)	A shareholder transacting in share classes without a front-end sales charge may be required to pay a commission to its financial intermediary. Please contact your financial intermediary for more information about whether such a commission may apply to your transaction.
(2)	A contingent deferred sales charge (“CDSC”) of 1.00% may be assessed on certain Class A shares purchased or acquired without a sales charge if they are redeemed before the first day of the month of the one-year anniversary of the purchase.
(3)	A CDSC of 1.00% may be assessed on Class C shares if they are redeemed before the first anniversary of their purchase.
(4)	Based on estimated amounts for the current fiscal year.
(5)	For the period from July 1, 2019 through February 28, 2021, Lord, Abbett & Co. LLC has contractually agreed to waive its fees and reimburse expenses to the extent necessary to limit total net annual operating expenses, excluding 12b-1 fees, acquired fund fees and expenses, interest-related expenses, taxes, expenses related to litigation and potential litigation, and extraordinary expenses, to an annual rate of 0.95% for each of Class F3 and R6 and to an annual rate of 1.03% for each other class. This agreement may be terminated only by the Fund’s Board of Trustees.
(6)	For the period from July 1, 2019 through February 28, 2021, Lord Abbett Distributor LLC has contractually agreed to waive the Fund’s 0.10% Rule 12b-1 fee for Class F shares. This agreement may be terminated only by the Fund’s Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, giving effect to the fee waiver and expense reimbursement arrangement described above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class	If Shares Are Redeemed				If Shares Are Not Redeemed
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A Shares	$698	$960	$1,244	$2,050	$698	$960	$1,244	$2,050
Class C Shares	$306	$639	$1,100	$2,377	$206	$639	$1,100	$2,377
Class F Shares	$105	$345	$613	$1,379	$105	$345	$613	$1,379
Class F3 Shares	$97	$306	$533	$1,187	$97	$306	$533	$1,187
Class I Shares	$97	$306	$533	$1,187	$97	$306	$533	$1,187
Class R2 Shares	$166	$517	$894	$1,952	$166	$517	$894	$1,952
Class R3 Shares	$156	$486	$841	$1,843	$156	$486	$841	$1,843
Class R4 Shares	$130	$409	$710	$1,565	$130	$409	$710	$1,565
Class R5 Shares	$105	$331	$576	$1,279	$105	$331	$576	$1,279
Class R6 Shares	$97	$306	$533	$1,187	$97	$306	$533	$1,187

Share Classes

The Board approved the following changes to the Fund’s share classes:

•	the creation of Class C, F, F3, R2, R3, R4, R5, and R6 shares of Fund; and
•	a broadening of investor eligibility criteria for the currently existing Class A and Class I shares of the Fund so that the eligibility categories for those share classes will be fully consistent with those of the same share classes of other Lord Abbett funds.

These changes will be described more detail in a post-effective amendment to the Fund’s registration statement which is expected to be filed on or about April 12, 2019.

Name Change

The Fund will be re-named “Lord Abbett Focused Small Cap Value Fund,” and all references to “Lord Abbett Micro Cap Value Fund” in the summary prospectus, prospectus, and SAI will be replaced with “Lord Abbett Focused Small Cap Value Fund.”

Principal Investment Strategies - Summary Prospectus Changes

All paragraphs under the section titled “Principal Investment Strategies” in the Fund’s summary prospectus will be replaced in their entirety with the following:

To pursue its objective, under normal conditions, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of small-cap companies. For purposes of this policy, the Fund defines a small-cap company as a company having a market capitalization at the time of purchase that falls within the market capitalization range of companies in the Russell 2000 Index. The Fund’s portfolio management team will utilize a focused investment strategy and will typically invest in a small number of issuers. The Fund’s principal investments include the following types of securities and other financial instruments:

•	Equity securities of small-cap companies. The Fund may invest in any security that represents equity ownership in a company. Equity securities in which the Fund may invest include common stocks, preferred stocks, equity interests in trusts (including real estate investment trusts (“REITs”) and privately offered trusts), partnerships, joint ventures, limited liability companies and vehicles with similar legal structures, and other instruments with similar economic characteristics. The Fund considers equity securities to include warrants, rights offerings, convertible securities, and other investments that are convertible or exercisable into the equity securities described above.

•	Small-cap companies having a market capitalization at the time of purchase that falls within the market capitalization range of companies included in the Russell 2000 Index.

•	Value companies that the Fund’s portfolio management team believes to be undervalued according to certain financial measurements of intrinsic worth or business prospects and have the potential for capital appreciation.

The Fund also may invest up to 10% of its net assets in debt securities. This limit does not apply to the Fund's investment in convertible debt securities. The Fund may invest in debt securities of any credit quality, maturity, or duration.

The Fund may invest up to 20% of its net assets in foreign companies, including emerging market companies and American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), and other similar depositary receipts. The Fund defines foreign companies as those whose securities are traded primarily on non-U.S. securities exchanges. Because ADRs represent exposure to foreign companies, the Fund deems them to be foreign investments even though they trade on U.S. exchanges. Foreign securities may be denominated in the U.S. dollar or other currencies.

The Fund attempts to invest in securities of companies that the portfolio management team believes are undervalued by the market and are selling at reasonable prices in relation to the portfolio management team’s assessment of their potential or intrinsic value. A security may be undervalued by the market because of a lack of awareness of the company’s intrinsic value or a lack of recognition of the company’s future potential. In addition, a security may be undervalued because it may be temporarily out of favor by the market. The Fund’s portfolio management team selects securities by, among other things, employing quantitative screening and fundamental research.

The Fund may sell a security when the Fund believes the security is less likely to benefit from the current market and economic environment, shows signs of deteriorating fundamentals, or has reached its valuation target, among other reasons. The Fund seeks to remain fully invested in accordance with its investment objective; however, in response to adverse economic, market or other unfavorable conditions, the Fund may invest its assets in a temporary defensive manner. The Fund may miss certain investment opportunities if defensive strategies are used and thus may not achieve its investment objective.

Principal Risks - Summary Prospectus Changes

The bullet titled “Micro-Cap Company Risk” will be removed and the following bullets will be added to the section titled “Principal Risks” in the Fund’s summary prospectus:

•	Focused Investing Risk: To the extent that the Fund invests its assets in the securities of a small number of issuers, the Fund will be subject to greater volatility with respect to its investments than a fund that invests in the securities of a larger number of issuers.

•	Small Company Risk: Investments in small companies may involve greater risks than investments in larger, more established companies. As compared to larger companies, small companies may have limited management experience or depth, limited ability to generate or borrow capital needed for growth, and limited products or services, or operate in less established markets. Accordingly, small company securities tend to be more sensitive to changing economic, market, and industry conditions and tend to be more volatile and less liquid than equity securities of larger companies, especially over the short term. Small companies also may fall out of favor relative to larger companies in certain market cycles, causing the Fund to incur losses or underperform. The shares of small companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the ability to sell these securities in the future.

•	Fixed Income Securities Risk: The Fund is subject to the general risks and considerations associated with investing in debt securities, including the risk that issuers will fail to make timely payments of principal or interest or default altogether. Typically, shorter-term bonds are less volatile than longer-term bonds; however, longer-term bonds typically offer higher yields and more stable interest income than shorter-term bond investments. Lower-rated securities in which the Fund may invest may be more volatile and may decline more in price in response to negative issuer developments or general economic news than higher rated securities. In addition, as interest rates rise, the Fund’s investments typically will lose value.

•	High-Yield Securities Risk: High-yield securities (commonly referred to as “junk” bonds) typically pay a higher yield than investment grade securities, but may have greater price fluctuations and have a higher risk of default than investment grade securities. The market for below investment grade securities may be less liquid due to such factors as interest rate sensitivity, negative perceptions of the junk bond markets generally, and less secondary market liquidity. This may make such securities more difficult to sell at an acceptable price, especially during periods of financial distress, increased market volatility, or significant market decline.

•	Credit Risk: Debt securities are subject to the risk that the issuer or guarantor of a security may not make interest and principal payments as they become due or may default altogether. In addition, if the market perceives a deterioration in the creditworthiness of an issuer, the value and liquidity of bonds issued by that issuer may decline. To the extent that the Fund holds below investment grade securities, these risks may be heightened. Insured debt securities have the credit risk of the insurer in addition to the credit risk of the underlying investment being insured.

•	Interest Rate Risk: As interest rates rise, prices of bonds (including tax-exempt bonds) generally fall, typically causing the Fund’s investments to lose value. Additionally, rising interest rates or lack of market participants may lead to decreased liquidity in fixed income markets. Interest rate changes typically have a greater effect on the price of fixed income securities with longer durations. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation, and changes in general economic conditions. The Fund will be exposed to heightened interest rate risk as interest rates rise from historically low levels.

•	Convertible Securities Risk: Convertible securities are subject to the risks affecting both equity and fixed income securities, including market, credit, liquidity, and interest rate risk. Convertible securities tend to be more volatile than other fixed income securities, and the markets for convertible securities may be less liquid than markets for common stocks or bonds. To the extent that the Fund invests in convertible securities, and the convertible security’s investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security. A significant portion of convertible securities have below investment grade credit ratings and are subject to increased credit and liquidity risks.

Principal Investment Strategies - Prospectus Changes

All paragraphs of information relating to the Fund under the section titled “More Information About the Fund – Principal Investment Strategies” in the Fund’s prospectus will be replaced in their entirety with the following:

To pursue its objective, under normal conditions, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of small-cap companies. The Fund will provide shareholders with at least 60 days’ notice of any change in this policy. For purposes of this policy, a small-cap company is defined as a company having a market capitalization at the time of purchase that falls within the market capitalization range of companies included in the Russell 2000 Index, a widely used benchmark for small-cap U.S. company stock performance. The Fund’s portfolio management team will utilize a focused investment strategy and will typically invest in a small number of issuers.

The Fund may invest in any security that represents equity ownership in a company. Equity securities in which the Fund may invest include common stocks, preferred stocks, equity interests in trusts (including REITs and privately offered trusts), partnerships, joint ventures, limited liability companies and vehicles with similar legal structures, and other instruments with similar economic characteristics. The Fund considers equity securities to include warrants, rights offerings, convertible securities, and other investments that are convertible or exercisable into the equity securities described above.

The Fund also may invest up to 10% of its net assets in debt securities, including non-investment grade securities (also referred to as “high-yield debt securities,” “lower-rated debt securities,” or “junk bonds”). This limit does not apply to convertible debt securities of U.S. or non-U.S. issuers. The Fund may invest in debt securities of any credit quality, maturity, or duration.

The Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies and ADRs, GDRs, and other similar depositary receipts. The Fund defines foreign companies as those whose securities are traded primarily on non-U.S. securities exchanges. Foreign securities may be denominated in the U.S. dollar or other currencies. Because ADRs represent exposure to foreign companies, the Fund deems them to be foreign investments even though they trade on U.S. exchanges. ADRs typically are issued by a financial institution (such as a U.S. bank) acting as a depositary and represent the depositary’s holdings of a specified number of shares of a foreign company. An ADR entitles the holder to all dividends and capital gains earned by the underlying foreign securities. The Fund may invest without limitation in securities of companies that do not meet these criteria but represent economic exposure to foreign markets, including securities of companies that are organized or operated in a foreign country but primarily trade on a U.S. securities exchange.

The Fund attempts to invest in securities of companies that the portfolio management team believes are undervalued by the market and are selling at reasonable prices in relation to the portfolio management team’s assessment of their potential or intrinsic value. A security may be undervalued by the market because of a lack of awareness of the company’s intrinsic value or a lack of recognition of the company’s future potential. In addition, a security may be undervalued because it may be temporarily out of favor by the market.

The Fund’s portfolio management team selects securities by, among other things, employing quantitative screening and fundamental research. The quantitative screening process identifies a group of companies for potential investment. The portfolio management team then conducts rigorous fundamental research on those companies with a focus on their outlook. The portfolio management team may sell a security when it believes that the security has reached full value, more attractive relative value opportunities have been identified, or the company is demonstrating signs of deteriorating fundamentals, among other reasons.

The Fund also may sell a security for a variety of other reasons, such as to secure gains, limit losses, redeploy assets into opportunities believed to be more promising, increase cash, or satisfy redemption requests, among others. In considering whether to sell a security, the Fund may evaluate factors including, but not limited to, the condition of the economy, changes in the issuer’s competitive position or financial condition, changes in the outlook for the issuer’s industry, and the Fund’s valuation target for the security.

Temporary Defensive Strategies. The Fund seeks to remain fully invested in accordance with its investment objective. However, in an attempt to respond to adverse market, economic, political, or other conditions, the Fund may take a temporary defensive position that is inconsistent with its principal investment strategies by holding some or all of its assets in short-term investments. These investments include cash, commercial paper, money market instruments, repurchase agreements, and U.S. Government securities. The Fund also may hold these types of investments while looking for suitable investment opportunities or to maintain liquidity. Taking a temporary defensive position could prevent the Fund from achieving its investment objective.

Restrictions Relating to Other (Non-Principal) Investment Techniques. In addition to the principal investment strategies discussed above, the Fund may use other investment types and techniques in seeking to achieve its investment objective. The applicable investment restrictions associated with such other investment types and techniques are set forth below. Please see “Fund Investments” in Part I of the SAI and “Additional Information on Portfolio Investments, Risks, and Techniques” in Part II of the SAI for more information on these and the other investment types and techniques that may be used by the Fund.

Illiquid Securities. The Fund may invest up to 15% of its net assets in illiquid securities. An illiquid security is a security that that the Fund reasonably expects cannot be sold or disposed of in then-current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the security. In determining the liquidity of an investment, the Fund may consider, among other things, the relevant market, trading and investment specific considerations of the security, including anticipated trading sizes.

Options. The Fund may purchase and sell (write) exchange-listed or over-the-counter put and call options. The Fund will not purchase an option if, as a result of such purchase, more than 10% of its net assets would be invested in premiums for such options.

Reverse Repurchase Agreements. The Fund may enter into reverse repurchase agreements, which are a form of borrowing. In a reverse repurchase agreement, the Fund sells a security to a securities dealer or bank for cash and also agrees to repurchase the same security at an agreed upon price on an agreed upon date. Reverse repurchase agreements expose the Fund to credit risk (that is, the risk that the counterparty will fail to resell the security to the Fund). Engaging in reverse repurchase agreements also may involve the use of leverage, in that the Fund may reinvest the cash it receives in additional securities. The Fund’s investments in reverse repurchase agreements will not exceed 20% of the Fund’s net assets.

Principal Risks - Prospectus Changes

The bullet titled “Micro-Cap Company Risk” will be removed and the following bullets will be added to the section relating to the Fund titled “More Information About the Fund – Principal Risks” in the Fund’s prospectus:

•	Focused Investing Risk: To the extent that the Fund invests its assets in the securities of a small number of issuers, the Fund will be subject to greater volatility with respect to its investments than a fund that invests in the securities of a larger number of issuers.

•	Small Company Risk: Investments in small companies may involve greater risks than investments in larger, more established companies. As compared to larger companies, small companies may have limited management experience or depth, limited ability to generate or borrow capital needed for growth, and limited products or services, or operate in less established markets. Accordingly, small company securities tend to be more sensitive to changing economic, market, and industry conditions and tend to be more volatile and less liquid than equity securities of larger companies, especially over the short term. Small companies also may fall out of favor relative to larger companies in certain market cycles, causing the Fund to incur losses or underperform. The shares of small companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the ability to sell these securities in the future.

•	Fixed Income Securities Risk: The Fund is subject to the general risks and considerations associated with investing in debt securities, including the risk that issuers will fail to make timely payments of principal or interest or default altogether. Typically, shorter-term bonds are less volatile than longer-term bonds; however, longer-term bonds typically offer higher yields and more stable interest income than shorter-term bond investments. Lower-rated securities in which the Fund may invest may be more volatile and may decline more in price in response to negative issuer developments or general economic news than higher rated securities. In addition, as interest rates rise, the Fund’s investments typically will lose value.

•	High-Yield Securities Risk: High-yield securities (commonly referred to as “junk” bonds) typically pay a higher yield than investment grade securities, but they have a higher risk of default than investment grade securities, and their prices are much more volatile. The market for high-yield securities may be less liquid due to such factors as specific industry developments, interest rate sensitivity, negative perceptions of the junk bond markets generally, and less secondary market liquidity, and may be subject to greater credit risk than investment grade securities. Below investment grade securities may be highly speculative and have poor prospects for reaching investment grade standing. Issuers of below investment grade securities generally are not as strong financially as those issuers with higher credit ratings, and are more likely to encounter financial difficulties, especially during periods of rising interest rates or other unfavorable economic or market conditions. Below investment grade securities are subject to the increased risk of an issuer’s inability to meet principal and interest obligations and a greater risk of default. Some issuers of below investment grade bonds may be more likely to default as to principal or interest payments after the Fund purchases their securities. A default, or concerns in the market about an increase in risk of default or the deterioration in the creditworthiness of an issuer, may result in losses to the Fund. The Fund may incur higher expenses to protect its interests in such securities and may lose its entire investment in defaulted bonds. The secondary market for high-yield securities is concentrated in relatively few market makers and is dominated by institutional investors, including mutual funds, insurance companies, and other financial institutions. As a result, the secondary market for such securities is not as liquid as, and is more volatile than, the secondary market for higher rated securities. In addition, market trading volume for lower-rated securities is generally lower and the secondary market for such securities could shrink or disappear suddenly and without warning as a result of adverse market or economic conditions, independent of any specific adverse changes in the condition of a particular issuer. Because of the lack of sufficient market liquidity, the Fund may incur losses because it may be required to effect sales at a disadvantageous time and then only at a substantial drop in price. These factors may have an adverse effect on the market price and the Fund’s ability to dispose of particular portfolio investments. A less liquid secondary market also may make it more difficult for the Fund to obtain precise valuations of the below investment grade securities in its portfolio.

•	Credit Risk: The value of a security may decline based on adverse conditions of the issuer, such as management performance, financial difficulties, or reduced demand for the goods and services provided by the issuer. In addition, if the market perceives a deterioration in the creditworthiness of an issuer, the value and liquidity of securities issued by that issuer may decline. As a result, the issuer of a fixed income security owned by the Fund may fail to make timely payments of principal or interest, or may default on such payments. If an issuer becomes less creditworthy, a debt security may decline in liquidity and value, even when interest rates are falling. This risk is greatest for high-yield fixed income securities, which have lower credit ratings. To the extent the Fund holds below investment grade securities, these risks may be heightened. The credit quality of the Fund’s portfolio securities or instruments may meet the Fund’s credit quality requirements at the time of purchase but then deteriorate thereafter, and such a deterioration can occur rapidly. In certain instances, the downgrading or default of a single holding or guarantor of the Fund’s holding may impair the Fund’s liquidity and have the potential to cause significant NAV deterioration. Corporate fixed income securities generally are subject to greater credit risk than U.S. Government securities. Although certain U.S. Government securities in which the Fund invests are guaranteed as to payments of interest and principal, their market prices are not guaranteed and will fluctuate in response to market movements.

•	Interest Rate Risk: As interest rates rise, prices of bonds (including tax-exempt bonds) generally fall. Additionally, rising interest rates or lack of market participants may lead to decreased liquidity in fixed income markets. Interest rate changes typically have a greater effect on the price of fixed income securities with longer durations. Interest rate changes typically have a greater effect on the price of fixed income securities with longer durations. Interest rate changes can be sudden and unpredictable, and the Fund may lose money as a result of movements in interest rates. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation, and changes in general economic conditions. The Fund will be exposed to heightened interest rate risk as interest rates rise from historically low levels.

•	Convertible Securities Risk: Convertible securities are subject to the risks affecting both equity and fixed income securities, including market, credit, liquidity, and interest rate risk. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality and less potential for gains or capital appreciation in a rising stock market than equity securities. They tend to be more volatile than other fixed income securities, and the markets for convertible securities may be less liquid than markets for common stocks or bonds. A significant portion of convertible securities have below investment grade credit ratings and are subject to increased credit and liquidity risks. Synthetic convertible securities and convertible structured notes may present a greater degree of market risk, and may be more volatile, less liquid and more difficult to price accurately than less complex securities. These factors may cause the Fund to perform poorly compared to other funds, including funds that invest exclusively in fixed income securities. In addition, a convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instrument. If a convertible security held by the Fund is called for redemption, the Fund will be required to convert the security into the underlying common stock, sell it to a third party, or permit the issuer to redeem the security. Any of these actions could have an adverse effect on the Fund’s ability to achieve its investment objective, which, in turn, could result in losses to the Fund.

Please retain this document for your future reference.

Risk/Return [Heading]	rr_RiskReturnHeading	Lord Abbett Micro-Cap Value Fund